Provisions for employees' benefits (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Post-employment benefits
Post-employment benefits	$ 13,953	$ 17,377
Current	3,481	3,369
Non-current	10,472	14,008
Health
Post-employment benefits
Post-employment benefits	9,004	11,450
Pension
Post-employment benefits
Post-employment benefits	1,980	2,788
Education
Post-employment benefits
Post-employment benefits	433	470
Bonds
Post-employment benefits
Post-employment benefits	285	350
Other plans
Post-employment benefits
Post-employment benefits	166	167
Termination benefits - Voluntary retirement plan
Post-employment benefits
Post-employment benefits	828	906
Post employment and termination benefits
Post-employment benefits
Post-employment benefits	12,696	16,131
Social benefits and salaries
Post-employment benefits
Post-employment benefits	1,219	1,206
Other employee benefits
Post-employment benefits
Post-employment benefits	$ 38	$ 40